Expense Example {- Contrafund® Portfolio} - 02.28 VIP Contrafund Portfolio Investor PRO-11 - Contrafund® Portfolio - VIP Contrafund Portfolio-Investor VIP	Apr. 30, 2021 USD ($)
Expense Example:
1 year	$ 70
3 years	221
5 years	384
10 years	$ 859